Assumptions to Determine Benefit Obligation and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	4.05%		4.60%
Benefit Obligation rate of increases in compensation level	3.50%		3.50%
Net periodic benefit cost discount rate	4.60%		5.05%		5.80%
Net periodic benefit cost rate of increases in compensation level	3.50%		3.80%		4.00%
Expected long-term rate of return on assets	7.50%		7.50%		7.50%
Non-U.S. | Minimum
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	1.50%	[1]	1.50%	[1]
Benefit Obligation rate of increases in compensation level	2.25%	[1]	2.25%	[1]
Net periodic benefit cost discount rate	1.50%	[1]	1.25%	[1]	1.75%	[1]
Net periodic benefit cost rate of increases in compensation level	2.25%	[1]	2.25%	[1]	2.25%	[1]
Expected long-term rate of return on assets	3.75%	[1]	1.50%	[1]	2.00%	[1]
Non-U.S. | Maximum
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	4.50%	[1]	5.50%	[1]
Benefit Obligation rate of increases in compensation level	5.00%	[1]	5.00%	[1]
Net periodic benefit cost discount rate	5.50%	[1]	6.00%	[1]	7.00%	[1]
Net periodic benefit cost rate of increases in compensation level	5.00%	[1]	6.50%	[1]	5.00%	[1]
Expected long-term rate of return on assets	5.75%	[1]	6.25%	[1]	6.25%	[1]

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.